Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,490,000
Previously Paid Amount	0.00
Total Fee Amount	481.97
Total Offset Amount	0.00
Net Fee	481.97
Narrative - Max Aggregate Offering Price	$ 3,490,000
Final Prospectus	true